Financial Information of Colony Bankcorp, Inc (Parent Only)	12 Months Ended
Dec. 31, 2013
Financial Information of Colony Bankcorp, Inc. (Parent Only) [Abstract]
Financial Information of Colony Bankcorp, Inc. (Parent Only)
(22)	Financial Information of Colony Bankcorp, Inc. (Parent Only)

The parent company’s balance sheets as of December 31, 2013 and 2012 and the related statements of operations and comprehensive income (loss) and cash flows for each of the years in the three-year period then ended are as follows:

COLONY BANKCORP, INC. (PARENT ONLY)
BALANCE SHEETS
DECEMBER 31

ASSETS

	2013	2012

Cash	$1,422,289	$494,432
Premises and Equipment, Net	1,272,965	1,284,968
Investment in Subsidiary, at Equity	114,559,866	119,646,209
Other	1,221,285	821,145

Total Assets	$118,476,405	$122,246,754

LIABILITIES AND STOCKHOLDERS’ EQUITY

Liabilities
Dividends Payable	$3,119,146	$1,610,385
Other	1,174,020	648,202

	4,293,166	2,258,587

Subordinated Debt	24,229,000	24,229,000

Stockholders’ Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	28,000,000	27,827,053
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2013 and 2012	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	33,444,913	30,497,576
Accumulated Other Comprehensive Loss, Net of Tax	(9,075,026)	(149,814)

	89,954,239	95,759,167

Total Liabilities and Stockholders’ Equity	$118,476,405	$122,246,754

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31

	2013	2012	2011

Income
Dividends from Subsidiary	$1,515,549	$17,372	$15,265
Management Fees	581,334	590,422	505,414
Other	96,953	101,397	98,180

	2,193,836	709,191	618,859

Expenses
Interest	516,641	554,004	508,081
Amortization	2,250	2,250	2,250
Salaries and Employee Benefits	748,149	735,919	734,104
Other	543,139	558,151	656,914

	1,810,179	1,850,324	1,901,349

Income (Loss) Before Taxes and Equity in Undistributed Earnings of Subsidiary	383,657	(1,141,133)	(1,282,490)

Income Tax Benefits	406,518	365,691	425,605

Income (Loss) Before Equity in Undistributed Earnings of Subsidiary	790,175	(775,442)	(856,885)

Equity in Undistributed Earnings of Subsidiary	3,838,870	3,416,740	3,390,480

Net Income	4,629,045	2,641,298	2,533,595
Preferred Stock Dividends	1,508,761	1,435,385	1,400,000

Net Income Available to Common Stockholders	$3,120,284	$1,205,913	$1,133,595

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31

	2013	2012	2011

Net Income	$4,629,045	$2,641,298	$2,533,595

Other Comprehensive Income (Loss), Net of Tax

Gains (Losses) on Securities Arising During the Year, Net of Tax Effect of $(4,597,836), $(1,060,984) and $1,292,789, Respectively	(9,165,323)	(186,830)	4,439,108

Impairment Loss on Securities, Net of Tax Effect of $(124,652), $(20,253) and $(18,040), Respectively	241,971	39,315	35,018

Realized Gains (Losses) on Sale of AFS Securities, Net of Tax Effect of $959, $984,991 and $1,012,064, Respectively	(1,860)	(1,912,041)	(1,964,595)

Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(8,925,212)	(2,059,556)	2,509,531

Comprehensive Income (Loss)	$(4,296,167)	$581,742	$5,043,126

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31

	2013	2012	2011

Cash Flows from Operating Activities
Net Income	$4,629,045	$2,641,298	$2,533,595
Adjustments to Reconcile Net Income to Net Cash Provided (Used) by Operating Activities
Depreciation and Amortization	80,711	93,427	112,651
Equity in Undistributed Earnings of Subsidiary	(3,838,870)	(3,416,740)	(3,390,480)
Other	125,679	124,543	24,977

	996,565	(557,472)	(719,257)

Cash Flows from Investing Activities
Purchases of Premises and Equipment	(68,708)	-	(1,900)

Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	-	-	(1,400,000)

Increase (Decrease) in Cash	927,857	(557,472)	(2,121,157)

Cash, Beginning	494,432	1,051,904	3,173,061

Cash, Ending	$1,422,289	$494,432	$1,051,904